Commitments and Contingencies (Details Narrative)					3 Months Ended	6 Months Ended	12 Months Ended
	Jul. 29, 2020 USD ($) shares	Jun. 04, 2020 shares	Sep. 13, 2017 shares	Aug. 22, 2017 $ / shares shares	Aug. 31, 2020 USD ($)	Nov. 30, 2020 USD ($) $ / shares shares	May 31, 2020 USD ($) $ / shares shares	Jul. 02, 2020 USD ($)
Other Commitments [Line Items]
Lease description						Beginning 2019 until 2025
Number of common stock shares issued					$ 25,000	$ 216,625	$ 87,700
Number of common stock shares issued | shares		10,738				250,000
Accrued interest	$ 150,000							$ 15,000
Number of common stock shares issued for services | shares							5,899
Underwriter [Member]
Other Commitments [Line Items]
Sale of stock, price per share | $ / shares						$ 13.00	$ 13.00
Jed Kaplan [Member]
Other Commitments [Line Items]
Cash bonus	75,000						$ 216,625
Accrued interest						$ 75,000	75,000
Jed Kaplan [Member] | Kaplan 2020 Agreement [Member]
Other Commitments [Line Items]
Monthly base salary	$ 5,000
Number of shares of common stock fully vested upon grant | shares	15,000
Cash bonus	$ 50,000
Initial term	1 year
Board of Directors [Member]
Other Commitments [Line Items]
Number of common stock shares issued							250,000
Mr. Franklin [Member]
Other Commitments [Line Items]
Number of shares of common stock fully vested upon grant | shares	250,000
Cash bonus	$ 75,000					216,625	216,625
Accrued interest						75,000	75,000
Mr. Franklin [Member] | Franklin 2020 Agreement [Member]
Other Commitments [Line Items]
Monthly base salary	$ 12,500
Number of shares of common stock fully vested upon grant | shares	6,250
Cash bonus	$ 50,000
Employee and Directors [Member]
Other Commitments [Line Items]
Accrued interest							166,675
Number of common stock shares issued for services | shares	192,000
Initial Public Offering [Member]
Other Commitments [Line Items]
Aggregate exercise price of unit sold to underwriters							$ 100
Number of shares issued under purchase option | shares				5,000,000			250,000
Options exercisable, per unit							11.50
Sale of stock, price per share | $ / shares				$ 10.00
Initial Public Offering [Member] | Underwriters [Member]
Other Commitments [Line Items]
Aggregate exercise price of unit sold to underwriters						$ 100
Number of shares issued under purchase option | shares			200,000			250,000
Options exercisable, per unit						11.50
Over-Allotment Option [Member] | Underwriters [Member]
Other Commitments [Line Items]
Aggregate exercise price of unit sold to underwriters						$ 2,990,000	$ 2,990,000
Number of shares issued under purchase option | shares						260,000	260,000